Spear Alpha ETF
Schedule of Investments
September 30, 2025 (Unaudited)

COMMON STOCKS - 99.1%		Shares	Value
Computer Data Security - 14.6%
Crowdstrike Holdings, Inc. - Class A (a)		9,387	$4,603,197
Rubrik, Inc. - Class A (a)		86,820	7,140,945
Zscaler, Inc. (a)		19,172	5,745,082
			17,489,224

Computer Software - 14.3%
Cloudflare, Inc. - Class A (a)		42,471	9,113,852
IonQ, Inc. (a)		69,459	4,271,729
Snowflake, Inc. - Class A (a)		16,575	3,738,491
			17,124,072

Computers - 4.7%
Rigetti Computing, Inc. (a)		188,487	5,615,028

Electric-Generation - 4.9%
Constellation Energy Corp.		17,699	5,824,210

Electronic Components-Semiconductors - 11.5%
Advanced Micro Devices, Inc. (a)		21,543	3,485,442
NVIDIA Corp.		54,895	10,242,309
			13,727,751

Enterprise Software-Services - 1.4%
Oracle Corp.		5,738	1,613,755

Independent Power Producer - 3.5%
Vistra Corp.		21,369	4,186,614

Internet Application Software - 3.8%
Shopify, Inc. - Class A (a)		30,543	4,538,995

Internet Security - 4.0%
Palo Alto Networks, Inc. (a)		23,670	4,819,685

Lasers-Systems-Components - 6.1%
Coherent Corp. (a)		67,258	7,245,032

Machinery-Electric Utilities - 4.5%
GE Vernova, Inc.		8,781	5,399,437

Metal-Diversified - 0.0%(b)
Rio Tinto PLC - ADR		8	528

Networking Products - 7.2%
Arista Networks, Inc. (a)		58,837	8,573,139

Semiconductor Equipment - 9.8%
Astera Labs, Inc. (a)		59,579	11,665,568

Telecommunication Equipment - 8.8%
Ciena Corp. (a)		32,505	4,735,003
Credo Technology Group Holding Ltd. (a)		39,196	5,707,330
			10,442,333
TOTAL COMMON STOCKS (Cost $87,667,858)			118,265,371

SHORT-TERM INVESTMENTS – 1.0%
Money Market Funds – 1.0%
First American Government Obligations Fund - Class X, 4.05%(c)		1,240,452	1,240,452
TOTAL SHORT-TERM INVESTMENTS (Cost $1,240,452)			1,240,452

TOTAL INVESTMENTS - 100.1% (Cost $88,908,310)			119,505,823
Liabilities in Excess of Other Assets - (0.1)%			(59,744)
TOTAL NET ASSETS - 100.0%	0.0%	0.0%	$119,446,079
two			–%
Percentages are stated as a percent of net assets.			–%

ADR - American Depositary Receipt
PLC - Public Limited Company

(a)	Non-income producing security.
(b)	Represents less than 0.05% of net assets.
(c)	The rate shown represents the 7-day annualized yield as of September 30, 2025.

Summary of Fair Value Disclosure as of September 30, 2025 (Unaudited)

Spear Alpha ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of September 30, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$118,265,371	$–	$–	$118,265,371
Money Market Funds	1,240,452	–	–	1,240,452
Total Investments	$119,505,823	$–	$–	$119,505,823

Refer to the Schedule of Investments for further disaggregation of investment categories.